(LOSS)/EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Components of earnings per share, basic and diluted
The components of the numerator for the calculation of basic and diluted (LPS)/EPS are as follows:

	Year ended December 31,
(in thousands of $)	2023	2022	2021
Net (loss)/income net of non-controlling interests - continuing operations - basic and diluted	(47,086)	872,429	(175,960)
Net income/(loss) net of non-controlling interests - discontinued operations - basic and diluted	293	(84,656)	589,811

The components of the denominator for the calculation of basic and diluted (LPS)/EPS are as follows:

	Year ended December 31,
(in thousands)	2023	2022	2021
Basic:
Weighted average number of common shares outstanding	106,620	107,860	109,644

Dilutive:
Dilutive impact of share options and RSUs (1)	—	682	—
Weighted average number of common shares outstanding	106,620	108,542	109,644

(LPS)/EPS per share are as follows:

	Year ended December 31,
	2023	2022	2021
Basic (LPS)/EPS from continuing operations	$(0.44)	$8.09	$(1.60)
Diluted (LPS)/EPS from continuing operations (1)	$(0.44)	$8.04	$(1.60)
Basic and diluted EPS/(LPS) from discontinued operations	0.00	$(0.79)	$5.38
(1) The effects of stock awards and convertible bonds have been excluded from the calculation of diluted EPS/LPS from continuing operations for the years ended December 31, 2023 and 2021 because the effects were anti-dilutive.